Partners' Equity and Net Income Per Unit - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended
	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2013
Limited Partners' Capital Account [Line Items]
Percentage of limited partner units outstanding held by public		74.20%
General partner's interest		2.00%
Number of days within which to receive distributed available cash		45 days
Minimum percentage of outstanding units to be held for general partner removal		66.66%
Exceeded cash distributions per unit		$ 0.4025
Distributions payable and paid on the preferred units		$ 214,656	$ 192,142	$ 160,905
Public offering made by Partnership	7,778,832	213,350	85,508
Net proceeds from public offering		186,125	263,751	257,229
Redemption of Preferred Units		$ 25.00
Preferred Units [Member]
Limited Partners' Capital Account [Line Items]
Distributions payable and paid on the preferred units		10,875	5,891
Public offering made by Partnership			6,000,000		6,000,000
Preferred Units dividend rate					7.25%
Net proceeds from public offering			$ 144,800		$ 144,800